Consolidated Statements of Changes in Shareholders' (Deficit) Equity ¥ in Thousands, $ in Thousands	Common Stock [Member] CNY (¥) shares	Subscription Receivables [Member] CNY (¥)	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserve [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2020	¥ 3	¥ (3)		¥ 1,771	¥ (70,309)	¥ (79)	¥ (68,617)	¥ 18		¥ (68,599)
Balance, shares at Dec. 31, 2020 | shares	78,063,300
Net income					39,509		39,509	294		39,803
Appropriation to statutory reserve				4,497	(4,497)
Deemed dividend under the modification					(568)		(568)			(568)
Accretion of subsidiary’s redeemable preferred shares to redemption value					(1,325)		(1,325)			(1,325)
Foreign currency translation						(81)	(81)			(81)
Reclassification from mezzanine equity to permanent equity
Balance at Dec. 31, 2021	¥ 3	(3)		6,268	(37,190)	(160)	(31,082)	312		(30,770)
Balance, shares at Dec. 31, 2021 | shares	78,063,300
Net income					36,143		36,143	268		36,411
Appropriation to statutory reserve				4,800	(4,800)
Accretion of subsidiary’s redeemable preferred shares to redemption value					(2,906)		(2,906)			(2,906)
Foreign currency translation						148	148			148
Reclassification from mezzanine equity to permanent equity			113,554				113,554	1,356		114,910
Balance at Dec. 31, 2022	¥ 3	(3)	113,554	11,068	(8,753)	(12)	115,857	1,936		117,793
Balance, shares at Dec. 31, 2022 | shares	78,063,300
Net income					77,668		77,668	513	$ 11,013	78,181
Appropriation to statutory reserve				8,491	(8,491)
Foreign currency translation						1	1			1
Reclassification from mezzanine equity to permanent equity
Adoption of ASC326					617		617			617
Balance at Dec. 31, 2023	¥ 3	¥ (3)	¥ 113,554	¥ 19,559	¥ 61,041	¥ (11)	¥ 194,143	¥ 2,449	$ 27,689	¥ 196,592
Balance, shares at Dec. 31, 2023 | shares	78,063,300